Dec. 31, 2024
Lazard Equity Franchise Portfolio
Lazard Equity Franchise Portfolio
Investment Objective
The Portfolio seeks total return consisting of appreciation and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Equity Franchise Portfolio		Institutional	Open	R6
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.14%	2.16%	0.14%	[1]
Total Annual Portfolio Operating Expenses		0.94%	3.21%	0.94%
Fee Waiver and/or Expense Reimbursement	[2]	none	2.11%	0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.20%	0.90%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Equity Franchise Portfolio - USD ($)	Institutional	Open	R6
1 Year	$ 96	$ 122	$ 92
3 Years	300	801	296
5 Years	520	1,504	516
10 Years	$ 1,155	$ 3,374	$ 1,151

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US and non-US companies, including those in emerging markets. The Portfolio normally invests in equity securities listed on a national or other recognized securities exchange of companies that the Investment Manager considers to have an “economic franchise,” meaning companies that have historically shown an ability to generate unleveraged returns, at or above their cost of capital, for long periods of time. The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio may invest in the equity securities of any size company.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks
Risk Table - Lazard Equity Franchise Portfolio	Risk [Text Block]
Principal Investment Risks	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Franchise Companies Risk

Franchise Companies Risk: Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

Non-US Securities Risk

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

Emerging Market Risk

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk

Forward Currency Contracts and Currency Hedging Risk: Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Growth Investing Risk

Growth Investing Risk: Growth investments are believed by the Investment Manager to have the potential for growth, but may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such securities may be more volatile than other securities because they can be more sensitive to investor perceptions of the issuing company’s growth potential. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Risk Nondiversified Status [Member]

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Equity Franchise Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Year-by-Year Total Returns for Institutional Shares As of 12/31

Best Quarter:
2020, Q4	21.99%

Worst Quarter:
2020, Q1	-33.33%

Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2024) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns - Lazard Equity Franchise Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional		(3.16%)	6.23%	6.95%	Sep. 29, 2017
Institutional | After Taxes on Distributions		(7.05%)	3.14%	4.01%
Institutional | After Taxes on Distributions and Sales		(0.62%)	4.08%	4.59%
Open		(3.33%)	5.97%	6.69%	Sep. 29, 2017
R6		(3.16%)	6.23%	6.95%
MSCI World Index	MSCI World Index	18.67%	11.17%	10.69%